Share-based compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	May 10, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested options, unrecognized share-based compensation costs		$ 1,133	$ 536
Nonvested options, weighted average period for recognition of unrecognized share-based compensation costs		1 year 3 months 18 days	1 year 1 month 6 days
Intrinsic value of options exercised		$ 69	$ 68	$ 495
Granted, Weighted average grant-date fair value		$ 1.78	$ 1.03	$ 1.53
Fair value of options vested		$ 2,087	$ 1,394	$ 1,729
Allocated Share-based Compensation Expense		2,284	1,383	1,821
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost		$ 2,269	$ 1,408	$ 1,663
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		30,568	95,622	57,003
Other Liabilities [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense		$ (15)	$ 25	$ (158)
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested options, unrecognized share-based compensation costs		$ 225	$ 76
Nonvested options, weighted average period for recognition of unrecognized share-based compensation costs		2 years 1 month 6 days	2 years 4 months 24 days
Allocated Share-based Compensation Expense	$ 175	$ 155	$ 270	$ 402
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	69,877
Amended Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum		12.50%
Amended Plan [Member] | Insider Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum		10.00%